Finance Income and Expenses (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finance income
Interest	$ 6.8	$ 6.6	$ 12.3	$ 17.7
Finance income	6.8	6.6	12.3	17.7
Finance expenses
Standby charges	0.5	0.6	1.1	1.2
Amortization of debt issue costs	0.2	0.1	0.3	0.2
Accretion of lease liabilities		0.1	0.1	0.1
Finance expenses	$ 0.7	$ 0.8	$ 1.5	$ 1.5